Document and Entity Information	Oct. 27, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Securities Act File Number	001-32470
Entity Registrant Name	Franklin Street Properties Corp.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	04-3578653
Entity Address, Address Line One	401 Edgewater Place
Entity Address, Address Line Two	Suite 200
Entity Address, State or Province	MA
Entity Address, City or Town	Wakefield
Entity Address, Postal Zip Code	01880
City Area Code	781
Local Phone Number	557-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0001 par value per share
Trading Symbol	FSP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001031316
Amendment Flag	false